Alger Emerging Markets Fund Average Annual Total Returns - Class A C Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Gross Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		34.36%	4.67%	8.86%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		18.65%	(1.40%)	5.63%
Performance Inception Date	Dec. 29, 2010
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.78%	(1.43%)	5.16%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.19%	(0.98%)	4.30%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		23.24%	(1.07%)	5.55%
Performance Inception Date	Dec. 29, 2010